Statements Of Net Assets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Investment in The Prudential Variable Contract Real Property Partnership	$ 71,040,873	$ 67,547,308
Net Assets	71,040,873	67,547,308
NET ASSETS, representing:
Equity of contract owners	55,564,740	49,828,295
Equity of The Prudential Insurance Company of America	15,476,133	17,719,013
Net Assets	$ 71,040,873	$ 67,547,308
Units outstanding	30,072,478	32,309,315
Portfolio shares held	2,201,200	2,380,253
Portfolio net asset value per share	$ 32.27	$ 28.38